Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Dividends Payable

The Company has calculated its dividends payable as follows:

	Series A - Convertible Preferred Stock	Series B - Convertible Preferred Stock	Total Dividends Payable

Shares issued and outstanding	363,000	140,000
Stated value per share	$10	$10
Dividend rate (10%/12%)	10%	12%

Dividend shares due per year	363,000	168,000

Market price - at issuance date	2.76	2.76
Minimum price - 70%/80% discount to market price	80%	70%
Conversion price	2.21	1.93

Dividend shares due per quarter	41,101	21,739

Allocation for days outstanding this period end	48.91%	48.91%
Total dividend shares due	20,104	10,633	30,737
Market price - reporting period end date	2.76	2.76

Fair value of dividends payable	$55,486	$29,348	$84,834

Schedule of Company Nonvested Shares

A summary of the Company’s nonvested shares (due to service based restrictions) as of September 30, 2024 and December 31, 2023, is presented below:

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
Balance - December 31, 2022	42,192	$1.40
Granted	330,554	5.77
Vested	(104,699)	6.72
Cancelled/Forfeited	(153,711)	5.53
Balance - December 31, 2023	114,336	6.40
Granted	-	-
Vested	(88,336)	5.15
Cancelled/Forfeited	-	-
Balance - September 30, 2024	26,000	$6.40

A summary of the Company’s nonvested shares (due to service based restrictions) as of December 31, 2023 and 2022, is presented below:

Non-Vested Shares	Number of Shares	Weighted Average Gant Date Fair Value
Balance - December 31, 2021	15,878	$8.18
Granted	48,340	12.60
Vested	(20,277)	53.80
Cancelled/Forfeited	(1,750)	40.00
Balance - December 31, 2022	42,191	1.40
Granted	330,554	5.77
Vested	(104,698)	6.72
Cancelled/Forfeited	(153,711)	5.53
Balance - December 31, 2023	114,336	$5.43

Schedule of Stock Option Activity

Stock option transactions for the year ended December 31, 2023 is summarized as follows:

			Weighted Average		Weighted
		Weighted	Remaining		Average
		Average	Contractual	Aggregate	Grant
	Number of	Exercise	Term	Intrinsic	Date
Stock Options	Options	Price	(Years)	Value	Fair Value
Outstanding - December 31, 2022	37,392	$19.05	3.68	$-	$-
Vested and Exercisable - December 31, 2022	34,526	$19.44	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	2,866	$14.36	4.16	$-	$-
Granted	101,930	$17.41			$0.73
Exercised	-	$-
Cancelled/Forfeited	(139,322)	$17.85
Outstanding - December 31, 2023	-	$-	-	$-	$-
Vested and Exercisable - December 31, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-	$-

Stock option transactions for the years ended December 31, 2023 and 2022 are summarized as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2021	8,769	$35.60	3.25	$-	$-
Vested and Exercisable - December 31, 2021	8,769	$35.60	3.25	$-	$-
Unvested and non-exercisable - December 31, 2021	-	$-	-	$-	$-
Granted	28,623	$13.97			$12.49
Exercised	-	-
Cancelled/Forfeited	-	-
Outstanding - December 31, 2022	37,392	$19.05	3.68	$-	$-
Vested and Exercisable - December 31, 2022	34,526	$19.44	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	2,866	$14.36	4.16	$-	$-
Granted	101,930	$17.41			$0.73
Exercised	-	$-
Cancelled/Forfeited	(139,322)	$17.85
Outstanding - December 31, 2023	-	$-	-	$-	$-
Vested and Exercisable - December 31, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-	$-

Schedule of Fair Value Assumptions

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

Expected term (years)	5.00
Expected volatility	62%
Expected dividends	0%
Risk free interest rate	1.64%

Schedule of Stock Warrant Activity

Warrant activity for the nine months ended September 30, 2024 and the year ended December 31, 2023 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
Warrants	Warrants	Exercise Price	Term (Years)	Value
Outstanding - December 31, 2022	81,452	$10.36	2.22	$82,756
Vested and Exercisable - December 31, 2022	81,452	$10.36	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2023	81,452	$10.36	1.22	$36,030
Vested and Exercisable - December 31, 2023	81,452	$10.36	1.22	$36,030
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	(29,155)	$20.31
Outstanding - September 30, 2024	52,297	$4.82	0.82	$12,913
Vested and Exercisable - September 30, 2024	52,297	$4.82	0.82	$12,913
Unvested and non-exercisable - September 30, 2024	-	$-	-	$-

Warrant activity for the years ended December 31, 2023 and 2022 are summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	81,452	$10.36	3.22	$-
Vested and Exercisable - December 31, 2021	81,452	$10.36	3.22	$-
Unvested - December 31, 2021	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2022	81,452	$10.36	2.22	$82,756
Vested and Exercisable - December 31, 2022	81,452	$10.36	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2023	81,452	$10.36	1.22	$36,030
Vested and Exercisable - December 31, 2023	81,452	$10.36	1.22	$36,030
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-

Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Classes of Stock

The following represents the Company’s three (3) classes of stock:

September 30, 2024
	Shares
	Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Preferred Stock
Preferred Stock	50,000,000				$0.00001
Series X		1	1	1	$0.00001	A

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-

A - Series X will have a number of votes at any time equal to all of the number of votes held by all other voting equity securities, plus one share. Currently, the Series X preferred stockholder controls the Company through their super voting rights.

December 31, 2023
	Shares
	Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-

Schedule of Company Nonvested Series A and B of Common Stock

The following is a summary of the Company’s non-vested Series A and B shares of common stock at September 30, 2024 and December 31, 2023, respectively:

		Weighted Average
Non-Vested Shares	Number of Shares	Grant Date Fair Value
Balance - December 31, 2023	-	$-
Granted	4,500,000	2.03
Vested	-	-
Cancelled/Forfeited	-	-
Balance - September 30, 2024	4,500,000	$2.03

Unrecognized Compensation	$8,373,750

Weighted average remaining period (years)	3.67